Congressional Effect Family of Funds

May 5, 2014

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Congressional Effect Family of Funds (“Trust”) (File Nos. 333-148558 and 811-22164)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the Trust do not differ from those contained in Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on April 29, 2014.

If you have any questions concerning the foregoing, please call the undersigned at 646.840.4949.

Sincerely,
Congressional Effect Family of Funds

/s/ Daniel F. McCooey

Daniel F. McCooey
Secretary

cc:	Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101